Debt (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 15, 2027 USD ($)	Dec. 21, 2023 USD ($)	Nov. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	May 31, 2025	Apr. 30, 2025 $ / shares shares	Apr. 04, 2025 $ / shares shares	Oct. 31, 2024
Proceeds from the issuance of notes payable							$ 2,575	$ 771	$ 998	$ 2,156
Principal payments on notes payable							655	1,310	$ 1,749	$ 825
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				239,464					201,965	239,464
Fair Value Adjustment of Warrants					$ (612)	$ 58	$ (1,237)	$ 12
Class of Warrant or Right, Outstanding | shares					21,708,400		21,708,400		18,675,799
Conversion of Stock, Amount Converted		$ 2,300							$ 2,300
Change in fair value of safe agreement future equity									$ 10	$ 655
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.8202	$ 0.8202
Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0					0	0
Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						205,965		205,965					5,755,396
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01		$ 0.01
Minimum [Member]
Warrants and Rights Outstanding, Term				1 month					1 year	1 month
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.01					$ 0.01	$ 0.01
Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				52.7					55.0	52.7
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				3.6					4.7	3.6
Minimum [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term				1 month					1 year	1 month
Maximum [Member]
Warrants and Rights Outstanding, Term				12 months					2 years	12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 3.00					$ 2.00	$ 3.00
Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				54.1					55.6	54.1
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				5.5					5.3	5.5
Maximum [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term				12 months					2 years	12 months
Five Promissory Notes [Member]
Proceeds from the issuance of notes payable								$ 150
Principal amount						$ 775		775
Periodic payment								216
Two Promissory Notes [Member]
Proceeds from the issuance of notes payable								$ 146
6 Promissory Notes [Member]
Proceeds from the issuance of notes payable									$ 998
Principal amount			$ 200						1,069
Periodic payment									4
Debt Instrument, Annual Principal Payment				$ 825					1,749	$ 825
Principal balance									451
Long-Term Debt, Gross									398
Debt Instrument, Unamortized Discount									53
Repayments of Debt									$ 26
6 Promissory Notes [Member] | Minimum [Member]
Interest rate, percentage									6.00%
6 Promissory Notes [Member] | Maximum [Member]
Interest rate, percentage									76.00%
Two Notes Payable [Member]
Principal amount				$ 825						$ 825
Two Notes Payable [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				385,000						385,000
Fair Value Adjustment of Warrants				$ 2,238
Two Notes Payable [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				52.7						52.7
Two Notes Payable [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				3.6						3.6
Two Notes Payable [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term				6 years						6 years
Two Notes Payable [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				54.1						54.1
Two Notes Payable [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				5.4						5.4
Two Notes Payable [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term				12 months						12 months
One Notes Payable [Member]
Principal amount				$ 531						$ 531
Debt Instrument, Maturity Date				Oct. 05, 2023
One Notes Payable [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				28,000						28,000
Class of Warrant or Right, Outstanding | shares				25,000						25,000
SAFEs [Member]
Debt Instrument, Fair Value Disclosure											$ 1,900
Change in fair value of safe agreement future equity									$ 10	$ 655
SAFEs [Member] | Common Stock [Member]
Long-Term Debt, Gross				$ 1,126						1,126
Conversion of Stock, Amount Converted										$ 900
Conversion of Stock, Shares Issued | shares										170,835
Common Class A [Member]
Number of value							$ 661
Number of shares converted | shares							798,680
Extinguishment of debt							$ 300
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						130,000		130,000					682,760	1,026,860
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01		$ 0.01	$ 18.00				$ 1.39
Common Class A [Member] | 6 Promissory Notes [Member]
Number of shares converted | shares			306,819
Common Class A [Member] | One Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				103,000						103,000
Common Class A [Member] | SAFEs [Member]
Number of shares converted | shares									150,953
Principal amount									$ 1,000
Long-Term Debt, Gross									1,512
Purchase and Sale Agreement [Member]
Future receipts purchased, amount							2,918
Net proceeds							1,930
Unrelated Investor [Member]
Borrowings					$ 100		100
Related Party [Member]
Notes payable				$ 444					330	$ 444
Principal amount									330
Interest rate, percentage					16.00%		16.00%
Principal payments on notes payable							$ 330	$ 444
Notes payable, noncurrent					$ 1,382		$ 1,382		1,082
Maturity date, description							matured in November 2024 and the Company repaid the note in April 2025.
Related Party [Member] | Two Promissory Notes [Member]
Principal amount					$ 1,168		$ 1,168		$ 2,495
Interest rate, percentage					7.00%		7.00%		7.00%			7.00%			7.00%
Principal payments							$ 115	854
Maturity date, description									The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023.
Debt Instrument, Annual Principal Payment				0					$ 854	0
Related Party [Member] | Two Promissory Notes [Member] | Forecast [Member]
Principal payments	$ 979
Related Party [Member] | Other Notes [Member]
Principal amount						$ 625		$ 625
Related Party [Member] | Other Notes [Member] | Minimum [Member]
Interest rate, percentage						6.00%		6.00%
Related Party [Member] | Other Notes [Member] | Maximum [Member]
Interest rate, percentage						16.00%		16.00%
Related Party [Member] | One Promissory Notes [Member]
Principal amount					$ 1,212		$ 1,212		$ 1,326
Interest rate, percentage					7.00%		7.00%		7.00%
Notes payable, noncurrent					$ 1,382		$ 1,382		$ 1,082
Related Party [Member] | 6 Promissory Notes [Member]
Debt Instrument, Annual Principal Payment									330
Related Party [Member] | Two Notes Payable [Member]
Proceeds from the issuance of notes payable									450
Principal amount									$ 495
Maturity date, description									mature at various dates through November 2024
Board of Directors Chairman [Member]
Proceeds from the issuance of notes payable							545
Notes payable					$ 819		$ 819
Unrelated Investors [Member] | Eight Promissory Notes Payable [Member]
Principal amount				$ 2,156						$ 2,156
Maturity date, description									The notes matured at various dates from January 2023 to March 2024
Unrelated Investors [Member] | Eight Promissory Notes Payable [Member] | Minimum [Member]
Interest rate, percentage									6.00%
Unrelated Investors [Member] | Eight Promissory Notes Payable [Member] | Maximum [Member]
Interest rate, percentage									8.00%
Officers Directors or an Employee [Member] | Related Party [Member] | 6 Promissory Notes [Member]
Principal amount									$ 630
Officers [Member] | Related Party [Member] | 6 Promissory Notes [Member]
Principal amount									100
Investor [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						27,413		27,413
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01		$ 0.01
Investor [Member] | SAFEs [Member]
Proceeds from the issuance of notes payable											1,900
Number of value											1,000
Conversion of Stock, Amount Converted											$ 900
Debt Conversion, Description											The conversion price of the preferred stock to be issued in exchange for the SAFEs would be equal to the greater of (i) the lowest price per share for preferred stock sold to investors in the initial closing of the equity financing, or (ii) the number of shares equal to the value of the SAFE, subject to a post money valuation cap of $175,000. If there is a liquidity event, including a change in control, a direct listing or an initial public offering, these SAFEs will be entitled to receive a portion of the proceeds equal to the greater of (i) the purchase amount or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the quotient obtained by dividing $175,000 by the Company’s total capitalization, including all shares and convertible securities (on an as-converted to common stock basis).
Investor [Member] | SAFEs [Member] | Minimum [Member]
Number of value											$ 5,000
Debt Conversion, Converted Instrument, Rate											20.00%
Investor [Member] | SAFEs [Member] | Maximum [Member]
Debt Conversion, Converted Instrument, Rate											25.00%
Unaffiliated Investors [Member] | Convertible Notes [Member]
Principal amount									$ 200
Interest rate, percentage									16.00%
Maturity date, description									The convertible notes matured in February 2024
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									4,000
Warrants and Rights Outstanding, Term									1 year
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 6.84
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.01
Unaffiliated Investors [Member] | Common Class A [Member] | Convertible Notes [Member]
Number of value									$ 206
Number of shares converted | shares									30,045